Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Balances and Transactions with Related Parties or Their Affiliates
As of the date and period indicated below, the Company had the following balances and transactions with the related parties or their affiliates as follows (in thousands):

STATEMENT OF OPERATIONS	FOR THE PERIOD AUGUST 6, 2012 TO DECEMBER 31, 2012
Revenues
Commissions and fees	$286
Net trading revenue	406
Interest, net	117

Total revenues from related parties	$809

Expenses
Execution and clearance fees	$20
Interest expense	343
Other expense	7

Total expenses incurred with respect to related parties	$370

STATEMENT OF FINANCIAL CONDITION	DECEMBER 31, 2012
Assets
Securities borrowed	$42,196
Receivable from brokers, dealers and clearing organizations	728
Other assets	1,608

Liabilities
Securities loaned	$3,754
Payable to brokers, dealers and clearing organizations	57
Accrued expenses and other liabilities	359